Document and Entity Information	Oct. 19, 2022
Cover [Abstract]
Entity Registrant Name	CVS HEALTH Corp
Amendment Flag	false
Entity Central Index Key	0000064803
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-01011
Entity Tax Identification Number	05-0494040
Entity Address, Address Line One	One CVS Drive
Entity Address, City or Town	Woonsocket
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02895
City Area Code	(401)
Local Phone Number	765-1500
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CVS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false